Unaudited condensed consolidated statements of cash flows - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	£ 1,116	£ 1,642
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		(29,889)	(3,439)
Other non-investment and non-cash assets		(2,075)	(58)
Policyholder liabilities (including unallocated surplus)		26,820	2,186
Other liabilities (including operational borrowings)		3,147	292
Other items	[3]	97	357
Net cash flows from operating activities		(784)	980
Cash flows from investing activities
Net cash flows from purchases and disposals of property, plant and equipment		(16)	(59)
Net cash flows from corporate transactions	[4]	(72)	(132)
Net cash flows from investing activities		(88)	(191)
Equity capital:
Issues of ordinary share capital		10	6
Dividends paid		(870)	(840)
Net remittances from discontinued operations		356	341
Net cash flows from financing activities		(1,274)	(680)
Net increase in cash and cash equivalents from continuing operations		(2,146)	109
Net cash flows from discontinued operations	[5]	(124)	(2,380)
Cash and cash equivalents at beginning of period		12,125	10,690
Effect of exchange rate changes on cash and cash equivalents		(23)	31
Cash and cash equivalents at end of period		9,832	8,450
Comprising:
Cash and cash equivalents from continuing operations		5,208	5,030
Cash and cash equivalents from discontinued operations		4,624	3,420
Shareholder-backed
Structural borrowings of the Group:
Redemption of subordinated debt	[6]	(400)
Fees paid to modify terms and conditions of debt issued by the Group	[6],[7]	(141)
Interest paid	[6]	£ (229)	£ (187)

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders, as explained in footnote (i) of the ‘Condensed consolidated income statements’.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.
[3]	The adjusting items to profit before tax included within other items are adjustments in respect of non-cash items together with operational interest receipts and payments, dividend receipts and tax paid.
[4]	Net cash flows from corporate transactions include amounts paid for distribution rights and cash flows arising from the acquisitions and disposals of businesses.
[5]	Net cash flows from discontinued operations represents the movement in cash and cash equivalents from the UK and Europe operations, which are classified as held for distribution at 30 June 2019. A detailed analysis of cash flows for the period for the discontinued UK and Europe operations is included in note D2.3. The half year 2018 comparative results have been re-presented from those previously published accordingly (as described in note A2).
[6]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[7]	In the first half of 2019, the Group agreed with the holders of two subordinated debt instruments to alter the terms and conditions of these instruments in exchange for an upfront fee and an increase in the coupon of the instruments. The upfront fee and increase in coupon rates represent a significant change in the cash flows of each instrument and therefore, in accordance with IAS 39, has resulted in an extinguishment of the old debt and recognition of a new debt at fair value, the net effect of which is a non-cash movement in debt of £169 million. The upfront fee paid of £141 million has been expensed and is shown in the cash flow statement above (see note C6.1 for further details).